GODFREY & KAHN, S.C.

ATTORNEYS AT LAW

780 North Water Street

Milwaukee, WI  53202

Ph: (414) 273-3500 / Fax: (414) 273-5198

March 23, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:

Tri City Bankshares Corporation

Ladies and Gentlemen:

Transmitted herewith via EDGAR on behalf of Tri City Bankshares Corporation (the “Company”), please find the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2010.  If you have any questions regarding this filing, please do not hesitate to contact me.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Kathy A. Hayes

Kathy A. Hayes
Paralegal

cc:

Frederick R. Klug

Andrew Guzikowski

OFFICES IN MILWAUKEE, MADISON, WAUKESHA, GREEN BAY AND APPLETON, WI, WASHINGTON DC, AND SHANGHAI PRC

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